Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2013
Financial Information By Segment

	Years Ended December 31,
	2013	2012	2011
Revenues:
Investment in ETP:
Revenues from external customers	$46,210	$15,671	$6,761
Intersegment revenues	129	31	38
	46,339	15,702	6,799
Investment in Regency:
Revenues from external customers	2,404	1,986	1,426
Intersegment revenues	117	14	8
	2,521	2,000	1,434
Investment in Trunkline LNG:
Revenues from external customers	216	166	—
Intersegment revenues	—	—	—
	216	166	—
Adjustments and Eliminations:	(741)	(904)	(43)
Total revenues	$48,335	$16,964	$8,190
Costs of products sold:
Investment in ETP	$41,204	$12,266	$4,175
Investment in Regency	1,793	1,387	1,013
Investment in Trunkline LNG	—	—	—
Adjustments and Eliminations	(443)	(565)	(19)
Total costs of products sold	$42,554	$13,088	$5,169
Depreciation and amortization:
Investment in ETP	1,032	656	405
Investment in Regency	287	252	169
Investment in Trunkline LNG	39	30	—
Corporate and Other	16	14	12
Adjustments and Eliminations	(61)	(81)	—
Total depreciation and amortization	$1,313	$871	$586

	Years Ended December 31,
	2013	2012	2011
Equity in earnings of unconsolidated affiliates:
Investment in ETP	$172	$142	$26
Investment in Regency	135	105	120
Adjustments and Eliminations	(71)	(35)	(29)
Total equity in earnings of unconsolidated affiliates	$236	$212	$117

	Years Ended December 31,
	2013	2012	2011
Segment Adjusted EBITDA:
Investment in ETP	$3,953	$2,744	$1,781
Investment in Regency	608	517	420
Investment in Trunkline LNG	187	135	—
Corporate and Other	(43)	(52)	(29)
Adjustments and Eliminations	(338)	(239)	(41)
Total Segment Adjusted EBITDA	4,367	3,105	2,131
Depreciation and amortization	(1,313)	(871)	(586)
Interest expense, net of interest capitalized	(1,221)	(1,018)	(740)
Bridge loan related fees	—	(62)	—
Gain on deconsolidation of Propane Business	—	1,057	—
Gain on sale of AmeriGas common units	87	—	—
Goodwill impairment	(689)	—	—
Gains (losses) on interest rate derivatives	53	(19)	(78)
Non-cash unit-based compensation expense	(61)	(47)	(42)
Unrealized gains on commodity risk management activities	48	10	7
Losses on extinguishments of debt	(162)	(123)	—
LIFO valuation adjustments	3	(75)	—
Adjusted EBITDA related to discontinued operations	(76)	(99)	(23)
Adjusted EBITDA related to unconsolidated affiliates	(727)	(647)	(231)
Equity in earnings of unconsolidated affiliates	236	212	117
Non-operating environmental remediation	(168)	—	—
Other, net	(2)	14	(7)
Income from continuing operations before income tax expense	$375	$1,437	$548

	December 31,
	2013	2012	2011
Total assets:
Investment in ETP	$43,702	$43,230	$15,519
Investment in Regency	8,782	8,123	5,568
Investment in Trunkline LNG	1,338	1,917	—
Corporate and Other	720	707	470
Adjustments and Eliminations	(4,212)	(5,073)	(660)
Total	$50,330	$48,904	$20,897

	Years Ended December 31,
	2013	2012	2011
Additions to property, plant and equipment, net of contributions in aid of construction costs (accrual basis):
Investment in ETP	$2,455	$3,049	$1,484
Investment in Regency	1,034	560	406
Investment in Trunkline LNG	2	4	—
Adjustments and Eliminations	(2)	(128)	—
Total	$3,489	$3,485	$1,890

	December 31,
	2013	2012	2011
Advances to and investments in affiliates:
Investment in ETP	$4,436	$3,502	$201
Investment in Regency	2,097	2,214	1,925
Adjustments and Eliminations	(2,519)	(979)	(629)
Total	$4,014	$4,737	$1,497
The following tables provide revenues, grouped by similar products and services, for our reportable segments. These amounts include intersegment revenues for transactions between ETP and Regency.
Investment in ETP

	Years Ended December 31,
	2013	2012	2011
Intrastate Transportation and Storage	$2,250	$2,012	$2,398
Interstate Transportation and Storage	1,270	1,109	447
Midstream	1,307	1,757	1,082
NGL Transportation and Services	2,063	619	363
Investment in Sunoco Logistics	16,480	3,109	—
Retail Marketing	21,004	5,926	—
All Other	1,965	1,170	2,509
Total revenues	46,339	15,702	6,799
Less: Intersegment revenues	129	31	38
Revenues from external customers	$46,210	$15,671	$6,761
Investment in Regency

	Years Ended December 31,
	2013	2012	2011
Gathering and Processing	$2,287	$1,797	$1,226
Natural Gas Transportation	1	1	1
Contract Services	215	183	190
Corporate and others	18	19	17
Total revenues	2,521	2,000	1,434
Less: Intersegment revenues	117	14	8
Revenues from external customers	$2,404	$1,986	$1,426
Investment in Trunkline LNG
Trunkline LNG’s revenues of $216 million for the year ended December 31, 2013 and $166 million for the period from March 26, 2012 to December 31, 2012 were related to LNG terminalling.